Commitments and Contingencies - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease liabilities arising from lease modification	$ 5,948	$ 1,675
Variable Lease Costs	1,211	732
Short-term Lease Costs	921	626
Total Lease Costs	$ 8,080	$ 3,033